Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Net income	$ 41,733	$ 25,922	$ 14,013
Other comprehensive income/(loss):
Change in foreign currency translation, net of tax	(15)	(12)	7
Change in unrecognized gains/losses on derivative instruments:
Change in fair value of derivatives, net of tax	(131)	92	(180)
Adjustment for net (gains)/losses realized and included in net income, net of tax	(399)	450	(73)
Total change in unrecognized gains/losses on derivative instruments, net of tax	(530)	542	(253)
Change in unrealized gains/losses on marketable securities:
Change in fair value of marketable securities, net of tax	715	29	154
Adjustment for net (gains)/losses realized and included in net income, net of tax	(114)	(70)	(31)
Total change in unrealized gains/losses on marketable securities, net of tax	601	(41)	123
Total other comprehensive income/(loss)	56	489	(123)
Total comprehensive income	$ 41,789	$ 26,411	$ 13,890